SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On July 1, 2026, the Company entered into an Equity Transfer Agreement by and among Mahao BVI, and Mr. Li Dong, an unrelated third party (the “Buyer”) for the sale of shares of Mahao BVI held by the Company to the Buyer (the “Equity Transfer Agreement”, and the transaction contemplated therein, the “Disposition”). Pursuant to the Equity Transfer Agreement, the Company agreed to sell 100% of the Target Company’s shares to the Buyer for the consideration of US$100. On July 9, 2026, the Disposition was consummated upon the satisfaction of all closing conditions as set forth in the Equity Transfer Agreement.

On September 15, 2026, the Company’s shareholders approved the implementation of a dual-class share structure, effective immediately upon approval. Each issued ordinary share of no par value was re-designated and re-classified on a one-for-one basis into one Class A ordinary share of no par value; the authorized but unissued ordinary shares were cancelled and replaced by authorized share capital consisting of an unlimited number of Class A ordinary shares and an unlimited number of Class B ordinary shares, each of no par value. Immediately thereafter, the Company repurchased 135,000 Class A ordinary shares from Mr. Changbin Xia and 73 Class A ordinary shares from Union International Company Limited and issued to them 135,000 and 73 Class B ordinary shares, respectively, on a one-for-one basis, and adopted amended and restated memorandum and articles of association providing, among other things, for 150 votes per Class B ordinary share and a change in the quorum for general meetings.

On September 22, 2026, Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”), a wholly and indirectly owned subsidiary of Meiwu Technology Company Limited (the “Company”), completed its previously announced acquisition of 100% equity interests of Xiamen Hemeitong Commercial Co., Ltd. (“Xiamen Hemeitong”) pursuant to an equity transfer agreement (the “Agreement”, the transaction contemplated therein, the “Acquisition”) by and among Xiamen Chunshang, Xiamen Hemeitong, and two shareholders of Xiamen Hemeitong (the “Sellers”), dated as of August 20, 2026. Upon closing, Xiamen Chunshang obtained 100% equity interests of Xiamen Hemeitong, and Xiamen Hemeitong became a wholly owned subsidiary of Xiamen Chunshang.